Quarterly Holdings Report
for
Fidelity® Limited Term Municipal Income Fund
March 31, 2022
STM-NPRT1-0522
1.814658.117
Municipal Bonds - 96.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.8%
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	555	615
5% 7/1/27 (Build America Mutual Assurance Insured)	500	564
Black Belt Energy Gas District Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	4,000	4,199
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/23	830	854
5% 3/1/24	1,225	1,293
5% 3/1/25	1,225	1,326
Series 2016 B, 5% 3/1/24	1,210	1,277
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	5,030	4,799
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	600	620
4% 6/1/25	725	758
4% 6/1/26	1,500	1,582
4% 6/1/27	2,440	2,595
4% 6/1/28	3,780	4,039
TOTAL ALABAMA		24,521
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	1,305	1,311
Alaska Muni. Bond Bank Series 2015 B, 5% 3/1/28 (c)	1,390	1,484
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	1,395	1,417
Series C, 5% 9/1/22	980	995
TOTAL ALASKA		5,207
Arizona - 3.5%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2016 A, 5% 7/1/26	275	301
Series 2021:
5% 8/1/26	1,100	1,230
5% 8/1/27	1,500	1,711
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/23 (Escrowed to Maturity)	1,950	2,044
5% 10/1/24 (Escrowed to Maturity)	2,025	2,174
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/22	785	804
5% 12/1/23	980	1,031
5% 12/1/24	1,465	1,580
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/24	1,200	1,267
5% 2/1/25	1,100	1,187
5% 2/1/26	1,200	1,325
5% 2/1/27	1,200	1,352
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	1,625	1,632
Series 2007, 2.7%, tender 8/14/23 (b)(c)	13,435	13,547
Series 2019, 5%, tender 6/3/24 (b)(c)	24,230	25,626
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 B, 1.65%, tender 3/31/23 (b)	1,505	1,503
Glendale Union School District 205 Series A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	200	224
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	250	285
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	980	990
Series 2017, 5% 7/1/22	3,320	3,351
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,365	1,421
Maricopa County Indl. Dev. Auth. Sr. Living Facilities (Christian Care Surprise, Inc. Proj.) Series 2016, 5% 1/1/26 (d)	985	911
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (b)	5,155	5,699
Series 2016 A, 5% 1/1/25	4,725	5,071
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/25	1,165	1,271
5% 7/1/26	3,000	3,348
5% 7/1/27	3,250	3,701
5% 7/1/28	3,435	3,981
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/24	1,000	1,047
4% 7/1/25	800	852
4% 7/1/26	900	973
4% 7/1/27	225	247
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/25	2,110	2,295
Series 2019 B:
5% 7/1/24 (c)	1,550	1,642
5% 7/1/25 (c)	1,500	1,619
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,172
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/22	2,415	2,473
5% 12/1/23	3,350	3,523
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	4,085	4,253
Univ. of Arizona Univ. Revs. Series 2013 A, 5% 6/1/25 (Pre-Refunded to 6/1/23 @ 100)	1,140	1,184
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/26	2,000	2,236
TOTAL ARIZONA		113,083
California - 3.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (b)	5,000	4,839
Series A, 2.95%, tender 4/1/26 (b)	5,075	5,184
Series B, 2.85%, tender 4/1/25 (b)	4,150	4,215
California Gen. Oblig.:
Series 2014, 5% 5/1/24	2,145	2,281
Series 2017, 5% 8/1/26	1,200	1,349
Series 2020, 4% 11/1/26	700	761
Series 2021, 5% 9/1/23	3,405	3,563
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	4,005	3,911
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/23 (e)	1,615	1,657
5% 8/1/24 (e)	965	1,013
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1, 5% 6/1/24 (Escrowed to Maturity)	1,085	1,155
Series A, 0% 6/1/24 (Escrowed to Maturity)	3,390	3,249
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G:
5% 12/1/22 (e)	1,245	1,267
5% 12/1/23 (e)	1,500	1,569
5% 12/1/24 (e)	1,500	1,605
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/25 (c)	1,000	1,077
Series 2017 B, 5% 5/15/25 (c)	2,265	2,438
Series 2018 B:
5% 5/15/25 (c)	1,305	1,411
5% 5/15/26 (c)	1,545	1,700
Series 2018 C, 5% 5/15/27 (c)	1,615	1,798
Series 2020 C, 5% 5/15/26 (c)	2,645	2,911
Series A, 5% 5/15/24 (c)	1,010	1,068
Mount Diablo Unified School District Series 2022 B, 4% 8/1/26 (e)	1,290	1,387
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000	10,279
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	960	992
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,038
5% 11/1/24	1,955	2,081
Port of Oakland Rev. Series H:
5% 5/1/26 (c)	1,830	2,012
5% 5/1/27 (c)	3,400	3,794
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (c)	1,000	1,093
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/24 (c)	1,660	1,742
5% 1/1/27 (c)	2,405	2,661
Series 2022 A:
5% 5/1/26 (c)	4,535	4,963
5% 5/1/27 (c)	4,590	5,106
5% 5/1/28 (c)	6,130	6,916
5% 5/1/29 (c)	4,100	4,680
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	1,350	1,436
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	8,000	7,409
TOTAL CALIFORNIA		108,610
Colorado - 1.9%
Colorado Health Facilities Auth. Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	1,310	1,320
Series 2019 B:
5%, tender 8/1/25 (b)	2,950	3,155
5%, tender 8/1/26 (b)	2,035	2,219
5%, tender 11/19/26 (b)	6,680	7,453
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,390	1,446
Series 2019 H, 4.25% 11/1/49	700	729
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,559
Series 2014 A, 5% 6/1/23	3,775	3,912
Series 2020, 5% 6/1/26	1,000	1,116
Colorado Springs Utils. Rev. Series 2020:
5% 11/15/25	1,320	1,459
5% 11/15/25	1,020	1,128
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	14,230	15,102
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/29 (c)	1,205	1,361
Series 2020 B1, 5% 11/15/24 (c)	1,500	1,602
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	1,957
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	9,030	8,982
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,625	1,609
Series 2021 C3B, 2%, tender 10/15/26 (b)	1,345	1,322
TOTAL COLORADO		60,431
Connecticut - 2.5%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	1,925	2,131
Series 2018 C, 5% 6/15/23	1,265	1,314
Series 2019 A:
5% 4/15/25	4,380	4,748
5% 4/15/26	2,355	2,612
5% 4/15/30	965	1,125
Series 2019 B, 5% 2/15/23	12,690	13,077
Series 2021 D:
5% 7/15/24	1,990	2,123
5% 7/15/25	1,685	1,838
Series C, 4% 6/1/26	1,100	1,180
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	4,155	4,011
Series 2014 B, 1.8%, tender 7/1/24 (b)	3,150	3,138
Series 2016 A, 2%, tender 7/1/26 (b)	1,725	1,702
Series 2018 S:
5% 7/1/23	1,455	1,512
5% 7/1/24	1,000	1,059
Series 2019 A:
4% 7/1/23 (d)	1,045	1,041
4% 7/1/24 (d)	1,090	1,077
5% 7/1/25 (d)	705	713
5% 7/1/28 (d)	1,315	1,328
5% 7/1/29 (d)	940	947
Series 2019 Q-1, 5% 11/1/23	1,870	1,963
Series 2022 M:
5% 7/1/24 (e)	175	185
5% 7/1/27 (e)	250	279
5% 7/1/28 (e)	300	339
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	1,650	1,689
Series 2021 C:
5% 1/1/24	1,445	1,523
5% 1/1/25	1,280	1,378
5% 1/1/26	3,395	3,742
5% 1/1/27	5,700	6,417
Series A:
5% 5/1/24	1,000	1,061
5% 9/1/26	1,025	1,146
Hartford County Metropolitan District Gen. Oblig. Series 2021 A:
5% 9/1/27	800	916
5% 9/1/28	775	902
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,118	1,153
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	980	1,072
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,192
5% 1/1/26	3,735	4,121
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/26	1,000	1,118
5% 11/1/26	1,065	1,191
TOTAL CONNECTICUT		81,063
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	1,475	1,409
District Of Columbia - 2.5%
District of Columbia Income Tax Rev. Series 2020 A:
5% 3/1/23	1,075	1,109
5% 3/1/24	715	758
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	7,540	7,488
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (c)	6,185	6,297
Series 2014 A, 5% 10/1/23 (c)	1,035	1,083
Series 2017 A, 5% 10/1/26 (c)	12,905	14,234
Series 2018 A, 5% 10/1/23 (c)	3,000	3,139
Series 2019 A:
5% 10/1/22 (c)	1,815	1,848
5% 10/1/23 (c)	465	487
5% 10/1/25 (c)	1,410	1,530
Series 2020 A:
5% 10/1/22 (c)	4,540	4,622
5% 10/1/23 (c)	2,390	2,501
5% 10/1/24 (c)	4,470	4,767
5% 10/1/25 (c)	4,470	4,850
Series 2021 A:
5% 10/1/25 (c)	3,000	3,255
5% 10/1/28 (c)	20,500	23,264
TOTAL DISTRICT OF COLUMBIA		81,232
Florida - 8.1%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26 (e)	1,920	2,033
5% 4/1/28 (e)	2,115	2,290
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/22	3,645	3,680
5% 7/1/23	2,935	3,052
Broward County Arpt. Sys. Rev.:
Series 2012 P-1:
5% 10/1/22 (c)	600	609
5% 10/1/25 (c)	6,645	6,759
Series 2013 A, 5.125% 10/1/38 (Pre-Refunded to 10/1/23 @ 100) (c)	2,035	2,132
Series 2015 A, 5% 10/1/22 (c)	2,935	2,980
Series 2015 C, 5% 10/1/24 (c)	1,015	1,081
Series 2019 A:
5% 10/1/23 (c)	1,200	1,250
5% 10/1/24 (c)	1,300	1,385
5% 10/1/25 (c)	1,500	1,628
Series 2019 B:
5% 10/1/24 (c)	750	799
5% 10/1/25 (c)	755	819
Series C, 5% 10/1/23 (c)	3,930	4,095
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,210
Series 2015 A:
5% 7/1/22	3,425	3,458
5% 7/1/23	2,690	2,799
Series 2015 B:
5% 7/1/22	4,490	4,533
5% 7/1/23	2,695	2,804
5% 7/1/24	1,120	1,194
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	573
5% 10/1/26	1,940	2,118
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,485	1,663
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	8,200	9,377
Florida Hsg. Fin. Corp. Rev. Series 2021 1, 3% 1/1/52	5,980	6,006
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	2,360	2,594
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/22	1,955	1,986
5% 10/1/23	1,240	1,293
5% 10/1/24	1,955	2,081
5% 10/1/25	1,710	1,858
5% 10/1/26	1,955	2,124
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	572
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016, 5% 10/1/26 (c)	1,300	1,433
Series 2017 A:
5% 10/1/25 (c)	320	346
5% 10/1/25 (Escrowed to Maturity) (c)	1,675	1,837
5% 10/1/26 (c)	545	598
5% 10/1/26 (Escrowed to Maturity) (c)	2,025	2,271
5% 10/1/27 (Escrowed to Maturity) (c)	580	663
Series 2019 A:
5% 10/1/24 (c)	12,700	13,543
5% 10/1/25 (c)	6,700	7,270
5% 10/1/27 (c)	1,940	2,172
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,342
Hillsborough County Aviation Auth. Rev. Series A:
5% 10/1/25 (Pre-Refunded to 10/1/23 @ 100) (c)	4,240	4,428
5% 10/1/26 (Pre-Refunded to 10/1/23 @ 100) (c)	2,910	3,039
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (Assured Guaranty Muni. Corp. Insured)	2,025	2,061
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	1,955	1,974
5% 7/1/23	3,005	3,125
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23 (e)	345	357
5% 10/1/24 (e)	785	829
5% 10/1/25 (e)	610	657
5% 10/1/26 (e)	435	477
5% 10/1/27 (e)	345	385
5% 10/1/28 (e)	685	775
5% 10/1/29 (e)	595	682
5% 10/1/30 (e)	560	650
5% 10/1/32 (e)	510	606
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	475	495
5% 10/1/24 (c)	1,795	1,905
5% 10/1/25 (c)	3,325	3,593
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	4,810	5,244
Manatee County Rev. Series 2013, 5% 10/1/22	980	998
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	1,270	1,358
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (c)	1,465	1,489
5% 10/1/24 (c)	1,800	1,828
Series 2014 A, 5% 10/1/31 (c)	1,750	1,850
Series 2016 A, 5% 10/1/27	1,275	1,415
Series 2020 A, 5% 10/1/23	3,810	3,983
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/22	1,955	1,971
5% 7/1/23	1,955	1,972
Series 2014 B:
5% 7/1/22	1,465	1,477
5% 7/1/23	3,180	3,298
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.) Series 2007, 0.32%, tender 11/1/22 (b)	1,600	1,591
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	9,695	10,261
Series 2014 D:
5% 11/1/22	2,960	3,023
5% 11/1/23	7,485	7,848
Series 2015 A:
5% 5/1/22	4,440	4,453
5% 5/1/23	6,360	6,580
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,880	2,043
Series 2015 B, 5% 5/1/24	29,155	30,906
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	9,950	9,534
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	190	200
5% 12/1/24 (Escrowed to Maturity)	380	410
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/24	1,000	1,048
5% 5/15/30	2,490	2,602
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/22	980	992
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/22	980	998
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	2,170	2,084
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,071
5% 7/1/26	1,115	1,244
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,369
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24	375	374
TOTAL FLORIDA		257,862
Georgia - 4.6%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (c)	900	940
Series 2020 A, 5% 7/1/26 (c)	3,000	3,294
Series 2020 B:
5% 7/1/27 (c)	4,000	4,463
5% 7/1/29 (c)	1,920	2,198
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	21,200	21,267
Series 2013, 1.55%, tender 8/19/22 (b)	6,770	6,760
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	6,480	6,464
Series 2012, 1.7%, tender 8/22/24 (b)	3,400	3,318
Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,930	9,970
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	900	924
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (b)	4,840	5,323
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/23	920	949
4% 11/1/24	1,420	1,484
5% 1/1/25	1,000	1,074
5% 1/1/26	1,125	1,235
5% 1/1/26	1,000	1,098
5% 1/1/27	760	852
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U:
5% 10/1/22	980	998
5% 10/1/23	2,365	2,477
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/24	2,500	2,661
5% 6/1/25	5,000	5,451
5% 6/1/26	2,500	2,790
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	10,210	10,521
Series 2021 A, 4%, tender 9/1/27 (b)	15,000	15,891
Series 2021 C, 4%, tender 12/1/28 (b)	16,990	17,926
Series 2022 A:
4% 12/1/23	265	272
4% 12/1/24	1,100	1,141
4% 12/1/25	170	178
4% 12/1/26	1,955	2,058
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,417
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24 (Escrowed to Maturity)	1,810	1,919
(The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/26	1,200	1,326
Series 2020 B, 5% 9/1/25	2,570	2,824
TOTAL GEORGIA		146,463
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2022 B, 5% 7/1/24 (c)	3,500	3,708
Honolulu City & County Gen. Oblig.:
Series 2020 F:
5% 7/1/24	1,575	1,682
5% 7/1/25	1,255	1,373
5% 7/1/26	800	895
Series 2022 A:
5% 11/1/26 (e)	1,985	2,201
5% 11/1/29 (e)	2,450	2,857
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/25	3,290	3,598
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	2,030	2,049
5% 8/1/23 (c)	1,440	1,493
TOTAL HAWAII		19,856
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	340	352
Illinois - 9.1%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/24	420	438
Chicago Board of Ed.:
Series 2017 C:
5% 12/1/26	485	526
5% 12/1/27	1,830	1,998
Series 2018 C, 5% 12/1/24	13,000	13,776
Series 2019 A, 0% 12/1/26	3,500	3,032
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/30	1,715	1,893
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2007, 5.25% 12/1/32	2,920	3,633
Series 2014 A, 5% 12/1/44 (Pre-Refunded to 12/1/24 @ 100)	2,090	2,253
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/23	5,770	5,915
5% 1/1/25	1,700	1,739
Series 2014 A:
5% 1/1/24 (c)	10,490	10,964
5% 1/1/26 (c)	3,475	3,625
Series 2014 B, 5% 1/1/23	2,915	2,988
Series 2016 A:
5% 1/1/27 (c)	2,810	3,048
5% 1/1/28 (c)	500	542
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/23 (Escrowed to Maturity)	525	539
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/27 (c)	1,220	1,233
Series 2013 A, 5% 1/1/23 (c)	2,730	2,791
Series 2015 A:
5% 1/1/24 (c)	1,230	1,286
5% 1/1/26 (c)	1,600	1,706
5% 1/1/27 (c)	1,000	1,064
Series 2015 B, 5% 1/1/24	1,525	1,603
Series 2016 A, 5% 1/1/27 (c)	840	911
Series 2017 D:
5% 1/1/26 (c)	445	482
5% 1/1/27 (c)	1,595	1,757
5% 1/1/29 (c)	215	236
Series 2020 B, 5% 1/1/26	1,310	1,434
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	1,225	1,332
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,178
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/23	1,315	1,345
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/22	1,260	1,287
Series 2014 A, 5% 11/15/22	1,325	1,353
Series 2021 A:
5% 11/15/22	1,350	1,379
5% 11/15/23	375	393
5% 11/15/24	425	455
5% 11/15/25	425	466
5% 11/15/26	850	949
5% 11/15/27	1,075	1,218
Series 2021 B:
4% 11/15/24	1,475	1,543
4% 11/15/25	1,100	1,168
4% 11/15/26	555	595
4% 11/15/27	565	611
4% 11/15/28	285	311
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(c)	4,800	4,761
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (b)	2,125	2,247
5%, tender 11/15/26 (b)	2,830	3,119
Series 2015:
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	1,190	1,291
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	7,450	8,092
Series 2020 A:
5% 8/15/23	1,000	1,044
5% 8/15/24	1,080	1,152
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,788
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	740	798
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	4,760
5% 5/15/27	9,260	10,444
Series 2008 A3, 5% 11/1/30	1,545	1,746
Series 2015 A:
5% 11/15/22	490	501
5% 11/15/24	1,490	1,597
5% 11/15/25	1,905	2,088
5% 11/15/26	1,955	2,139
Series 2015 B, 5% 11/15/24	1,910	2,052
Series 2016 A:
5% 2/15/23	980	1,009
5% 8/15/23 (Escrowed to Maturity)	1,465	1,526
5% 8/15/24 (Escrowed to Maturity)	2,135	2,277
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,127
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	6,591
Series 2016 C:
5% 2/15/23	8,870	9,122
5% 2/15/24	5,220	5,505
5% 2/15/27	1,875	2,113
Series 2016:
5% 5/15/25	490	531
5% 5/15/26	980	1,085
5% 5/15/27	1,225	1,342
Series 2017:
5% 1/1/23	1,465	1,503
5% 1/1/25	2,260	2,439
Series 2019:
5% 9/1/23	400	415
5% 9/1/24	415	440
5% 9/1/25	300	324
5% 4/1/26	1,625	1,803
5% 9/1/26	300	330
5% 4/1/27	2,135	2,414
5% 9/1/27	500	557
5% 4/1/28	1,425	1,639
5% 4/1/29	2,000	2,333
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	1,245	1,249
Series 2012:
5% 8/1/22	5,675	5,739
5% 8/1/22 (Assured Guaranty Muni. Corp. Insured)	1,105	1,118
Series 2013:
5% 7/1/22	10,995	11,089
5.5% 7/1/25	265	278
Series 2014:
5% 4/1/23	2,165	2,227
5% 2/1/25	2,275	2,394
Series 2016:
5% 2/1/24	3,100	3,250
5% 1/1/26	2,970	3,222
Series 2017 D:
5% 11/1/25	6,635	7,182
5% 11/1/26	4,200	4,594
Series 2018 A, 5% 10/1/26	4,615	5,045
Series 2020 B, 5% 10/1/25	5,105	5,519
Series 2020 D:
5% 10/1/22	6,300	6,402
5% 10/1/24	5,000	5,314
Series 2021 B, 5% 3/1/23	2,555	2,624
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	685	706
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,210
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	2,985	3,086
Series 2021 C:
5% 6/15/23	535	554
5% 6/15/24	615	650
5% 6/15/25	355	383
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,540	2,429
0% 1/15/24 (Escrowed to Maturity)	2,175	2,101
0% 1/15/25	4,915	4,558
0% 1/15/26	3,695	3,323
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	2,175	2,236
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/25	2,330	2,349
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,159
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	9,780	9,837
5% 6/1/24	4,365	4,611
TOTAL ILLINOIS		289,477
Indiana - 2.6%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/3/22 (b)(c)	600	597
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	600	553
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	1,025	943
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	2,005	2,028
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 L, 0.7%, tender 1/1/26 (b)	1,105	1,047
Series 2011 M, 0.7%, tender 1/1/26 (b)	7,795	7,384
Series 2013:
5% 8/15/22	685	695
5% 8/15/23	980	1,023
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/22	1,590	1,620
Series 2014 A, 5% 10/1/22	660	672
Series 2015 A:
5% 10/1/24	1,460	1,569
5% 10/1/25	1,590	1,704
Indiana Health Facility Fing. Auth. Rev.:
Bonds Series 2001 A2, 2%, tender 8/1/22 (b)	10	10
Series 2005 A1, 4% 11/1/22	755	767
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	1,575	1,605
Series 2021 B, 3% 7/1/50	950	955
Series 2021 C1, 3% 1/1/52	3,800	3,814
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.):
Series 2014 D:
5% 1/1/28 (c)	470	491
5% 1/1/30 (c)	550	573
Series 2016 A1:
5% 1/1/23 (c)	1,940	1,987
5% 1/1/24 (c)	2,715	2,849
5% 1/1/25 (c)	2,845	3,039
Series 2019 D, 5% 1/1/25 (c)	1,710	1,827
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(c)	24,505	24,947
Series 2016 A, 5%, tender 3/1/23 (b)(c)	1,200	1,232
Series 2017, 5%, tender 11/1/24 (b)(c)	1,250	1,336
Series 2019 A, 5%, tender 6/5/26 (b)(c)	15,985	17,511
TOTAL INDIANA		82,778
Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (c)	800	856
Kansas - 0.1%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	1,525	1,549
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	498
5% 9/1/23	710	742
5% 9/1/25	785	858
TOTAL KANSAS		3,647
Kentucky - 3.0%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,398
5% 2/1/25	980	1,054
Series 2019, 5% 2/1/23	625	642
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	9,750	9,239
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	5,750	5,507
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/24	1,065	1,145
5% 11/1/25	3,000	3,294
5% 11/1/26	1,000	1,121
5% 11/1/27	1,000	1,141
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/22	1,525	1,534
5% 6/1/24	1,655	1,749
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	1,500	1,571
Series 2015, 5% 8/1/24	1,850	1,971
Series 2018, 5% 5/1/25	1,605	1,739
Series A:
5% 11/1/24	1,250	1,340
5% 11/1/25	1,650	1,808
Series B:
5% 8/1/23	2,715	2,827
5% 8/1/24	2,645	2,818
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (b)	10,455	10,835
Series A, 4%, tender 6/1/26 (b)	11,570	12,180
Series C1, 4%, tender 6/1/25 (b)	15,000	15,565
Series A:
4% 12/1/23	600	617
4% 12/1/25	825	866
4% 6/1/26	1,085	1,145
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	2,800	2,918
Series 2020 C, 5%, tender 10/1/26 (b)	5,985	6,669
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	1,280	1,351
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	560	564
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	2,140	2,154
TOTAL KENTUCKY		96,762
Louisiana - 0.5%
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/22	980	989
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (c)	300	307
5% 1/1/24 (c)	195	205
5% 1/1/25 (c)	195	208
5% 1/1/26 (c)	490	531
Series 2017 D2:
5% 1/1/23 (c)	390	399
5% 1/1/24 (c)	735	771
5% 1/1/25 (c)	1,390	1,480
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	3,765	3,641
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	3,555	3,536
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,551
TOTAL LOUISIANA		16,618
Maine - 0.1%
City of Portland Arpt. Series 2016, 5% 1/1/29	690	748
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	350	364
Series 2021 A:
5% 7/1/28	555	631
5% 7/1/29	600	691
5% 7/1/30	500	582
TOTAL MAINE		3,016
Maryland - 1.5%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,439
5% 7/1/25	3,380	3,698
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	700	666
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,615	1,670
Series 2019 C, 3.5% 3/1/50	1,480	1,510
Series 2021 C:
0.375% 7/1/23	640	628
0.5% 1/1/24	1,000	971
0.6% 7/1/24	2,840	2,737
Maryland Dept. of Trans.:
Series 2021 B, 5% 8/1/27 (c)	1,805	2,015
Series 2022 A, 5% 12/1/24	740	800
Series 2022 B:
5% 12/1/23 (e)	845	871
5% 12/1/27 (e)	1,295	1,442
Series 2022, 5% 12/1/26	1,395	1,582
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/22	1,750	1,759
Maryland Gen. Oblig. Series 2022 2D, 4% 8/1/28 (e)	7,070	7,817
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (b)	2,480	2,774
Series 2020, 5%, tender 7/1/25 (b)	5,250	5,646
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/22	1,880	1,897
5% 7/1/23	980	1,019
5% 7/1/24	1,955	2,085
5% 7/1/25	1,730	1,891
TOTAL MARYLAND		46,917
Massachusetts - 1.2%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	5,935	6,076
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	2,500	2,313
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,655	2,900
Series 2016 I:
5% 7/1/22	585	590
5% 7/1/23	660	684
5% 7/1/24	1,075	1,138
5% 7/1/25	1,480	1,599
5% 7/1/26	980	1,079
Series 2019 A:
5% 7/1/23	525	545
5% 7/1/24	1,150	1,221
5% 7/1/25	825	896
Series 2021:
4% 7/1/23	215	218
4% 7/1/24	225	230
4% 7/1/25	235	241
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/23 (c)	2,175	2,248
Series 2016, 5% 7/1/24 (c)	2,850	3,002
Series 2020 C:
5% 7/1/25 (c)	850	912
5% 7/1/26 (c)	1,900	2,076
Series 2021 B, 5% 7/1/26 (c)	1,390	1,528
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (b)	2,515	2,405
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (c)	3,005	3,183
5% 7/1/25 (c)	1,115	1,205
Series 2021 E, 5% 7/1/27 (c)	500	559
TOTAL MASSACHUSETTS		36,848
Michigan - 2.4%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	1,635	1,640
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000	1,061
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	971
Grand Blanc Cmnty. Schools Series 2013, 5% 5/1/22	1,810	1,816
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (Assured Guaranty Muni. Corp. Insured)	1,275	1,321
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/26	550	614
5% 7/1/27	900	1,025
5% 7/1/28	725	839
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	975	979
5% 5/15/22 (Escrowed to Maturity)	5	5
5% 5/15/24	635	675
5% 5/15/24 (Escrowed to Maturity)	5	5
5% 5/15/25	1,275	1,389
5% 5/15/25 (Escrowed to Maturity)	10	11
5% 5/15/26	1,230	1,370
5% 5/15/26 (Escrowed to Maturity)	5	6
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	2,000	2,000
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	1,450	1,540
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D1, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	1,920	1,937
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	635	576
Series 2019 B, 3.5%, tender 11/15/22 (b)	2,830	2,865
Series 2019 MI2, 5%, tender 2/1/25 (b)	4,830	5,213
Series 2015 A:
5% 8/1/22	2,630	2,663
5% 8/1/23	3,715	3,873
5% 8/1/26	300	319
Series 2015 D1, 0.75% 10/15/25	1,000	953
Series 2015 MI, 5% 12/1/23	1,020	1,072
Series 2020 A:
5% 6/1/24	1,000	1,052
5% 6/1/25	2,000	2,145
Michigan Gen. Oblig. Series 2016:
5% 3/15/23	3,915	4,037
5% 3/15/24	6,955	7,363
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	3,535	3,552
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	2,320	2,331
Series A, 3.5% 12/1/50	1,305	1,333
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	3,140	3,140
Novi Cmnty. School District Series I:
4% 5/1/24	795	830
4% 5/1/25	600	637
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,061
5% 11/1/23	1,335	1,402
5% 5/1/24	1,880	1,995
5% 11/1/24	1,955	2,101
5% 5/1/25	1,100	1,197
5% 11/1/25	1,195	1,316
5% 11/1/28	985	1,098
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	490	512
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	813
5% 7/1/25	500	543
5% 7/1/26	750	832
TOTAL MICHIGAN		77,028
Minnesota - 0.5%
Duluth Econ. Dev. Auth. Series 2021 A:
3% 7/1/22	180	180
3% 7/1/24	200	201
3% 7/1/25	615	614
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A, 5% 1/1/23	980	1,005
Series 2014 B, 5% 1/1/23 (c)	1,480	1,517
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,100
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/23	1,115	1,143
5% 1/1/24	1,560	1,641
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	2,530	2,601
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,279
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/23	1,465	1,503
5% 1/1/24	980	1,033
TOTAL MINNESOTA		16,817
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
5% 10/1/23 (d)	830	854
5% 10/1/25 (d)	1,320	1,411
5% 10/1/27 (d)	900	989
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	420
Bonds Series II, 5%, tender 3/1/27 (b)	1,130	1,248
Series I:
5% 10/1/25	600	658
5% 10/1/27	800	912
TOTAL MISSISSIPPI		6,492
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/23	980	1,006
5% 3/1/24	685	718
5% 3/1/25	710	760
5% 3/1/26	980	1,070
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (c)	1,185	1,289
5% 3/1/27 (c)	4,065	4,496
Series 2020 B:
5% 3/1/26	2,190	2,406
5% 3/1/27	1,535	1,719
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	405	419
Saint Louis Arpt. Rev.:
Series 2012, 5% 7/1/32 (c)	935	941
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	5,370	6,012
TOTAL MISSOURI		20,836
Montana - 0.3%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	230	239
Series 2021 B, 3% 12/1/51	2,500	2,512
Series 2022 A, 3% 6/1/52	1,735	1,742
Series A1, 3.5% 6/1/50	3,565	3,639
TOTAL MONTANA		8,132
Nebraska - 0.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	9,765	10,237
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (b)	2,200	2,402
Lincoln Arpt. Auth. Series 2021:
5% 7/1/24 (c)	700	745
5% 7/1/26 (c)	750	833
5% 7/1/27 (c)	1,275	1,442
5% 7/1/28 (c)	1,830	2,094
5% 7/1/29 (c)	1,000	1,158
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	1,165	1,202
Series 2019 E, 3.75% 9/1/49 (c)	1,305	1,336
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/26	1,260	1,394
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (b)(c)	7,400	7,055
TOTAL NEBRASKA		29,898
Nevada - 2.2%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A1, 5% 7/1/22 (c)	3,915	3,950
Series 2013 A, 5% 7/1/28 (c)	1,475	1,507
Series 2014 A2:
5% 7/1/28	525	558
5% 7/1/30	750	797
Series 2019 D, 5% 7/1/24	1,775	1,888
Series 2021 B:
5% 7/1/22 (c)	365	368
5% 7/1/23 (c)	625	648
5% 7/1/24 (c)	985	1,043
5% 7/1/27 (c)	6,000	6,691
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E:
5% 7/1/25	1,275	1,389
5% 7/1/27	2,245	2,539
Series B, 5% 7/1/24 (c)	2,080	2,205
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	835	834
Clark County School District:
Series 2016 A, 5% 6/15/23	1,285	1,334
Series 2016 D, 5% 6/15/23	10,000	10,383
Series 2017 A:
5% 6/15/22	2,800	2,822
5% 6/15/26	1,285	1,433
Series 2017 C, 5% 6/15/23	4,800	4,984
Series 2020 B, 5% 6/15/26	5,805	6,484
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	2,640	2,717
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (b)	5,185	5,195
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (b)(c)	1,350	1,350
Series 2016 F, 2.05%, tender 4/15/22 (b)(c)	4,800	4,801
Series 2016, 2.05%, tender 4/15/22 (b)(c)	2,900	2,901
TOTAL NEVADA		68,821
New Hampshire - 0.5%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
5% 8/15/24	600	641
5% 8/15/28	1,125	1,289
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	4,455	4,412
Series 2019 A4, 2.15%, tender 7/1/24 (b)(c)	2,250	2,228
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (Escrowed to Maturity) (c)	1,120	1,176
5% 1/1/25 (Escrowed to Maturity) (c)	1,000	1,075
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016:
5% 10/1/22	900	916
5% 10/1/23	2,785	2,912
TOTAL NEW HAMPSHIRE		14,649
New Jersey - 7.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	2,770	2,847
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/24	1,400	1,470
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/24	1,720	1,818
New Jersey Econ. Dev. Auth. Series 2013:
5% 3/1/27	170	174
5% 3/1/27 (Pre-Refunded to 3/1/23 @ 100)	3,080	3,172
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (Assured Guaranty Muni. Corp. Insured)	980	983
5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	1,230	1,275
5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	980	1,041
Series 2013 NN, 5% 3/1/26	1,925	1,973
Series 2013, 5% 3/1/23	13,920	14,301
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	375	400
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	465	496
Series 2015 XX:
4% 6/15/24	550	570
5% 6/15/26	975	1,051
Series 2016 BBB, 5% 6/15/23	9,010	9,322
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/22	6,160	6,214
5% 7/1/23	3,315	3,436
5% 7/1/24	7,740	8,203
Series 2016 B, 4% 9/1/26	320	340
New Jersey Gen. Oblig.:
Series 2020 A:
5% 6/1/24	10,970	11,617
5% 6/1/25	16,670	18,058
5% 6/1/26	11,075	12,240
5% 6/1/27	12,500	14,044
Series 2021, 2% 6/1/23	5,700	5,699
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	3,175	3,373
Series 2019 B2, 5%, tender 7/1/25 (b)	3,890	4,254
Series 2019 B3, 5%, tender 7/1/26 (b)	2,750	3,064
Series 2016 A:
5% 7/1/22	170	172
5% 7/1/23	595	618
5% 7/1/24	1,200	1,278
5% 7/1/24	985	1,049
5% 7/1/24	475	506
5% 7/1/25	515	562
5% 7/1/26	170	190
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	255	284
Series 2016, 5% 7/1/25	275	300
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (c)	1,090	1,108
Series 2015 1A, 5% 12/1/24 (c)	6,015	6,454
Series 2017 1A:
5% 12/1/22 (c)	1,250	1,279
5% 12/1/23 (c)	1,930	2,025
Series 2019 A, 5% 12/1/24	950	1,021
Series 2020:
5% 12/1/22 (c)	605	619
5% 12/1/23 (c)	1,830	1,918
5% 12/1/24 (c)	1,360	1,458
5% 12/1/25 (c)	2,440	2,661
5% 12/1/26 (c)	3,165	3,511
Series 2021 A, 5% 12/1/25 (c)	130	142
Series 2021 B:
5% 12/1/25 (c)	315	344
5% 12/1/26 (c)	1,425	1,578
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/22 (c)	1,655	1,655
4% 4/1/23 (c)	1,090	1,111
4% 10/1/23 (c)	1,150	1,180
4% 4/1/25 (c)	1,405	1,462
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/22	1,350	1,357
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	1,710	1,900
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,820	1,533
Series 2010 A, 0% 12/15/27	5,520	4,633
Series 2016 A:
5% 6/15/22	2,630	2,650
5% 6/15/27	3,960	4,387
Series 2018 A, 5% 6/15/24	5,000	5,312
Series 2022 AA:
5% 6/15/23 (e)	985	1,017
5% 6/15/25 (e)	4,000	4,308
5% 6/15/26 (e)	9,745	10,700
5% 6/15/27 (e)	8,000	8,899
5% 6/15/28 (e)	10,000	11,224
Series A:
5% 12/15/24	1,780	1,901
5% 12/15/25	1,680	1,829
5% 12/15/26	2,600	2,884
Series AA, 5% 6/15/29	1,000	1,008
Rutgers State Univ. Rev. Series Q:
5% 5/1/22	690	692
5% 5/1/23	540	559
TOTAL NEW JERSEY		232,713
New Mexico - 1.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/25 (c)	6,250	6,830
5% 9/1/28 (c)	2,000	2,291
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	3,135	3,422
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	3,865	4,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	15,000	16,128
Series 2019 A:
4% 5/1/22	960	962
4% 11/1/23	710	730
4% 5/1/24	950	983
4% 11/1/24	1,450	1,510
4% 5/1/25	2,790	2,922
TOTAL NEW MEXICO		39,778
New York - 5.6%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	495
5% 7/1/24	1,810	1,927
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	4,000	4,338
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	7,255	7,190
Series 2020 B, 0.85%, tender 9/1/25 (b)	19,810	18,803
Series 2021 B, 1.5%, tender 9/1/26 (b)	3,360	3,236
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	980
Series 2020 A:
5% 7/1/25	750	817
5% 7/1/26	500	556
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/27	1,500	1,688
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (b)	2,825	2,945
Series 2016 E, 5% 8/1/24	1,000	1,069
Series 2021 A1, 5% 8/1/26	7,000	7,826
Series 2021 F1, 5% 3/1/23	555	572
Series A, 5% 8/1/26	1,000	1,118
Series A6, 5% 8/1/25	250	264
Series F1, 5% 6/1/25	470	512
Series I1, 5% 3/1/27	615	648
New York City Health & Hosp. Corp. Rev. Series A:
3% 2/15/24	535	545
5% 2/15/24	750	791
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,210	2,073
Series 2021 K2, 0.9%, tender 1/1/26 (b)	12,290	11,569
Series 2021, 0.6%, tender 7/1/25 (b)	2,905	2,709
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000	1,072
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000	1,094
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	1,000	1,113
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2021 DD, 5% 6/15/25	1,535	1,676
New York City Transitional Fin. Auth. Rev. Series E1, 5% 2/1/26	475	514
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	2,005	2,101
Series 2015 A:
5% 7/1/28	370	401
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100)	30	33
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A:
5% 6/15/23	2,000	2,080
5% 6/15/24	1,400	1,493
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/25	1,340	1,367
Series 2016 A, 5% 11/15/24	525	567
Series 2016 B1:
5% 11/15/24	670	723
5% 11/15/25	1,000	1,106
Series 2017 B1, 4% 11/15/25	250	268
Series 2017 B2:
5% 11/15/23	1,350	1,420
5% 11/15/25	1,450	1,604
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 5% 11/15/22	1,955	1,996
Series 2015 A, 5% 11/15/24	1,000	1,070
Series 2015 A1, 5% 11/15/29	765	820
Series 2016 A:
5% 11/15/23	2,680	2,806
5% 11/15/23	1,450	1,518
Series 2016 D, 5% 11/15/27	1,000	1,100
Series 2017 A2:
5% 11/15/25	2,620	2,850
5% 11/15/26	5,815	6,437
Series 2017 B:
5% 11/15/23	4,025	4,214
5% 11/15/24	665	712
New York State Dorm. Auth.:
Series 2018 A, 5% 3/15/27	970	1,098
Series 2019 D, 5% 2/15/25	1,030	1,115
Series 2021 A, 5% 3/15/27	2,975	3,368
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,770	2,576
Series 2021 J2:
1%, tender 11/1/26 (b)	1,770	1,654
1.1%, tender 5/1/27 (b)	6,610	6,154
Series J, 0.75% 5/1/25	3,030	2,876
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/22 (c)	700	700
5% 4/1/25 (c)	1,130	1,213
5% 10/1/26 (c)	1,580	1,746
Series 221, 3.5% 10/1/32 (c)	480	489
New York Thruway Auth. Gen. Rev. Series 2014 K, 5% 1/1/32	795	853
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (c)	250	255
5% 12/1/24 (c)	1,500	1,584
5% 12/1/25 (c)	1,400	1,492
5% 12/1/26 (c)	740	799
Series 2020 C:
5% 12/1/24	1,000	1,061
5% 12/1/25	800	861
5% 12/1/26	1,250	1,365
5% 12/1/27	1,250	1,377
New York Urban Dev. Corp. Rev.:
Series 2015 A, 5% 3/15/26	250	274
Series 2016 A, 5% 3/15/27	1,000	1,107
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	669
5% 4/1/27 (c)	1,350	1,493
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (c)	6,520	6,952
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	655	696
5% 6/15/25	695	755
5% 6/15/29	965	1,117
Series 2022 B:
5% 10/1/23 (e)	650	673
5% 10/1/25 (e)	800	864
5% 10/1/26 (e)	410	450
5% 10/1/28 (e)	670	755
Syracuse Reg'l. Arpt. Auth. Series 2021:
5% 7/1/25 (c)	750	805
5% 7/1/26 (c)	1,145	1,249
5% 7/1/27 (c)	1,515	1,678
Triborough Bridge & Tunnel Auth. Bonds Series 2021 A2:
2%, tender 5/15/26 (b)	7,870	7,781
2%, tender 5/15/28 (b)	2,575	2,500
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,500	2,545
TOTAL NEW YORK		179,825
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (c)	1,060	1,112
Series 185, 5% 9/1/23 (c)	2,870	2,992
Series 188, 5% 5/1/25 (c)	1,980	2,133
Series 193:
5% 10/15/25 (c)	3,550	3,861
5% 10/15/29 (c)	1,350	1,471
Series 223:
5% 7/15/25 (c)	1,500	1,623
5% 7/15/26 (c)	2,250	2,482
5% 7/15/27 (c)	1,785	2,003
5% 7/15/28 (c)	2,500	2,844
TOTAL NEW YORK AND NEW JERSEY		20,521
North Carolina - 2.4%
Charlotte Int'l. Arpt. Rev.:
Series 2019 B, 5% 7/1/27 (c)	735	820
Series 2021 B:
5% 7/1/26 (c)	5,535	6,078
5% 7/1/27 (c)	4,500	5,021
5% 7/1/28 (c)	1,675	1,894
5% 7/1/29 (c)	865	989
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2021 B, 5%, tender 12/2/24 (b)	4,200	4,503
Series 2021 C, 5%, tender 12/1/28 (b)	1,570	1,822
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,223
5% 10/1/26 (Escrowed to Maturity)	1,360	1,525
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	280
North Carolina Grant Anticipation Rev.:
Series 2017, 5% 3/1/23	3,580	3,691
Series 2021:
5% 3/1/25	3,000	3,248
5% 3/1/26	3,250	3,599
5% 3/1/27	2,305	2,605
5% 3/1/28	2,375	2,732
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	5,885	6,095
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	4,235	4,242
Series 2019 C, 2.55%, tender 6/1/26 (b)	7,335	7,373
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,110	1,220
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E, 5% 1/1/23	1,465	1,503
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24	13,610	14,303
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (c)	355	395
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/25	1,000	1,093
5% 6/1/26	750	840
5% 6/1/27	775	886
TOTAL NORTH CAROLINA		77,980
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	1,575	1,583
Series 2021 B, 3% 7/1/52	4,210	4,225
TOTAL NORTH DAKOTA		5,808
Ohio - 2.5%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	2,085
Series 2020:
5% 11/15/26	375	416
5% 11/15/27	185	208
Allen County Hosp. Facilities Rev. Series 2020 A, 5% 12/1/23	1,045	1,096
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	2,150	2,099
Series 2021 A:
5% 2/15/26	300	332
5% 2/15/27	400	451
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	1,175	1,236
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,225	1,316
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	490	527
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,112
5% 6/15/23	1,815	1,863
Franklin County Hosp. Facilities Rev.:
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	1,010	1,046
Series 2016 C, 5% 11/1/23	2,800	2,943
Hamilton County Healthcare Facilities Rev. Series 2012, 5.25% 6/1/26	1,000	1,006
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,136
5% 8/1/28	1,000	1,154
Miami Univ. Series 2022 A:
5% 9/1/22 (e)	390	393
5% 9/1/23 (e)	735	763
5% 9/1/24 (e)	125	133
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	653
5% 8/1/28	500	577
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A:
5% 10/1/23	2,360	2,475
5% 10/1/25	2,000	2,198
5% 10/1/26	1,750	1,967
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/23	1,955	2,006
5% 1/1/24	1,865	1,966
5% 1/1/25	2,035	2,195
Series 2021 B:
5% 1/1/23	450	462
5% 1/1/24	1,725	1,819
5% 1/1/25	1,935	2,087
5% 1/1/26	2,275	2,513
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	305	320
Series 2021 C, 3.25% 3/1/51	18,075	18,351
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/24 (e)	2,445	2,532
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/23	2,075	2,134
5% 2/15/24	3,215	3,389
5% 2/15/25	2,065	2,229
5% 2/15/26	1,285	1,419
Series 2019, 5% 2/15/29	2,020	2,249
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/23	445	456
5% 1/1/24	760	800
5% 1/1/25	1,100	1,185
TOTAL OHIO		78,297
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	529
5% 8/15/25	500	540
5% 8/15/26	800	879
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	838
TOTAL OKLAHOMA		2,786
Oregon - 0.7%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 2.4%, tender 5/2/22 (b)(c)	2,500	2,501
Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	2,275	2,276
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	10,405	10,450
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	214
5% 10/1/25	225	246
5% 10/1/26	150	167
Series A, 5% 10/1/27	150	170
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,665	1,702
Port of Portland Arpt. Rev.:
Series 2020 27 A, 5% 7/1/29 (c)	430	492
Series 26 C, 5% 7/1/23 (c)	2,140	2,220
Series 27 A, 5% 7/1/26 (c)	1,515	1,664
TOTAL OREGON		22,102
Pennsylvania - 2.0%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/26 (c)	1,750	1,897
5% 1/1/27 (c)	2,000	2,206
5% 1/1/28 (c)	2,250	2,518
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 3.5% 12/1/31	1,075	929
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A:
4% 6/1/25	200	212
5% 6/1/26	1,000	1,114
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,568
5% 6/1/25	1,150	1,253
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	2,445	2,446
Series B, 1.8%, tender 8/15/22 (b)	5,280	5,282
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	190	197
Series 2019, 5% 9/1/29	1,000	1,164
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	1,100	1,050
Series 2011, 2.15%, tender 7/1/24 (b)(c)	1,000	990
Pennsylvania Gen. Oblig. Series 2017, 5% 1/1/27	3,955	4,472
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 12/1/22	835	855
Series 2016 C, 5% 8/15/25	2,855	3,132
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	1,020	1,040
Series 2021 137, 3% 10/1/51	5,900	5,909
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B:
5% 12/1/25	860	942
5% 12/1/26	1,000	1,118
5% 12/1/27	750	852
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (c)	600	633
Series 2017 A, 5% 7/1/24	490	521
Series 2017 B:
5% 7/1/24 (c)	4,790	5,057
5% 7/1/25 (c)	1,700	1,828
Series 2021:
5% 7/1/28 (c)	3,100	3,492
5% 7/1/29 (c)	1,830	2,088
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,063
5% 9/1/25	700	761
5% 9/1/26	750	832
Series 2019 A:
5% 9/1/22	1,250	1,269
5% 9/1/23	315	328
5% 9/1/24	1,050	1,117
5% 9/1/25	1,200	1,304
Series 2019 B, 5% 9/1/24	1,000	1,063
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	320	345
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	260	287
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	250	281
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	245	277
TOTAL PENNSYLVANIA		63,692
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022 A1, 5.375% 7/1/25	565	596
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/22	1,955	1,963
5% 5/15/23	1,180	1,220
5% 5/15/24	2,300	2,436
5% 5/15/25	5,385	5,839
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	5,910	6,435
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	835	863
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,505	1,538
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (c)	25	27
Series 2019 A:
5% 12/1/23 (c)	750	785
5% 12/1/24 (c)	1,275	1,363
5% 12/1/25 (c)	1,900	2,064
5% 12/1/26 (c)	1,000	1,105
5% 12/1/28 (c)	510	578
Series 2021 A, 5% 12/1/27 (c)	900	1,012
Series A:
4% 12/1/26 (c)	1,350	1,397
5% 12/1/26 (c)	1,200	1,334
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	1,991
5% 6/1/26	3,425	3,688
5% 6/1/27	980	1,053
TOTAL RHODE ISLAND		36,691
South Carolina - 0.8%
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,640
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,562
5% 12/1/26	1,075	1,166
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,165	1,211
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/22	1,075	1,100
5% 12/1/23	4,890	5,139
Series 2015 A, 5% 12/1/25	1,000	1,083
Series 2015 C, 5% 12/1/22	1,360	1,392
Series 2021 A:
5% 12/1/26	670	750
5% 12/1/27	750	854
Series 2021 B:
5% 12/1/24	1,400	1,504
5% 12/1/25	500	548
5% 12/1/26	500	559
5% 12/1/27	450	512
5% 12/1/28	800	925
Series A, 5% 12/1/23	2,995	3,148
TOTAL SOUTH CAROLINA		27,093
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/22	365	373
Tennessee - 1.1%
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (c)	2,000	2,188
5% 7/1/27 (c)	2,435	2,707
5% 7/1/28 (c)	3,125	3,521
5% 7/1/29 (c)	3,800	4,336
5% 7/1/30 (c)	3,000	3,462
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	11,590	12,330
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	6,040	6,144
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	1,735	1,743
TOTAL TENNESSEE		36,431
Texas - 10.9%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,154
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/23 (c)	620	649
5% 11/15/24 (c)	675	721
5% 11/15/25 (c)	650	707
Series 2019, 5% 11/15/24 (c)	2,500	2,671
Birdville Independent School District Series 2021, 5% 2/15/26	800	890
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/23	2,395	2,452
5% 1/1/24	3,295	3,452
5% 1/1/26	2,800	3,059
Series 2020 F, 5% 1/1/25	4,455	4,689
Series 2021 C, 5% 1/1/27	6,865	7,433
City of Denton Series 2020 A, 5% 2/15/26	1,025	1,138
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	4,370	4,149
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,733
Collin County Series 2020, 5% 2/15/26	1,040	1,155
Comal County Series 2017, 4% 2/1/26	1,780	1,907
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B1, 1.25%, tender 8/15/22 (b)	2,420	2,420
Series 2015 B1, 0.28%, tender 8/15/24 (b)	6,405	6,126
Series 2015 B2, 0.28%, tender 8/15/24 (b)	10,080	9,642
Series 2020 A, 5% 2/15/25	1,330	1,443
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 A, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100) (c)	1,000	1,021
Series 2013 F, 5% 11/1/22	4,890	4,990
Series 2014 A, 5.25% 11/1/27 (c)	1,175	1,229
Series 2014 B, 5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100) (c)	1,235	1,261
Series 2014 D, 5% 11/1/23 (c)	1,905	1,992
Series 2020 A, 5% 11/1/26	2,595	2,905
Dallas Gen. Oblig. Series 2018, 5% 2/15/25	2,060	2,233
Dallas Independent School District Series 2021, 4% 2/15/25	1,835	1,942
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	265	263
2%, tender 8/1/24 (b)	3,085	3,051
Series 2016, 0% 8/15/25	1,610	1,504
El Paso Independent School District Series 2020:
5% 8/15/23	500	522
5% 8/15/24	650	697
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	9,720	9,279
Series 2021 B, 0.72%, tender 8/1/26 (b)	3,535	3,266
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	1,670	1,720
Series 2020, 5% 3/1/26	3,800	4,213
Fort Worth Independent School District Series 2019 B, 5% 2/15/25	1,805	1,960
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	3,500	3,236
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/25	1,500	1,653
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (b)	6,545	7,283
Series 2020 A, 0.9%, tender 5/15/25 (b)	1,850	1,831
Series 2020 C, 5%, tender 12/1/26 (b)	7,000	7,789
Series 2014 A, 5% 12/1/26	1,085	1,167
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (c)	3,720	3,755
Series 2018 A:
5% 7/1/23 (c)	750	778
5% 7/1/25 (c)	1,550	1,673
Series 2018 C:
5% 7/1/23 (c)	1,500	1,556
5% 7/1/26 (c)	500	549
5% 7/1/27 (c)	905	1,009
Series 2020 B, 5% 7/1/26	2,250	2,501
Houston Gen. Oblig. Series 2017 A, 5% 3/1/27	1,545	1,748
Houston Independent School District Bonds Series 2014 A, 4%, tender 6/1/23 (b)	6,270	6,434
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,193
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/22 (c)	1,000	1,020
5% 11/1/23 (c)	2,125	2,222
5% 11/1/26 (c)	1,075	1,172
5% 11/1/30 (c)	1,960	2,116
Series 2021:
5% 11/1/23 (c)	895	936
5% 11/1/24 (c)	2,615	2,780
5% 11/1/25 (c)	3,920	4,242
5% 11/1/26 (c)	2,845	3,126
5% 11/1/27 (c)	2,885	3,217
5% 11/1/28 (c)	11,150	12,575
5% 11/1/29 (c)	11,705	13,340
Lower Colorado River Auth. Rev.:
(Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	1,315	1,430
Series 2022:
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	1,670	1,817
5% 5/15/26 (Assured Guaranty Muni. Corp. Insured)	1,805	2,013
5% 5/15/27 (Assured Guaranty Muni. Corp. Insured)	1,385	1,577
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/27	1,450	1,648
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,421
McKinney Independent School District Series 2021:
5% 2/15/26	1,245	1,384
5% 2/15/27	1,300	1,476
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	1,645	1,626
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 0.885%, tender 7/1/24 (b)(c)	8,320	8,277
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	4,100	4,017
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,664
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	2,345	2,344
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,573
North Texas Tollway Auth. Rev. Series 2019 B, 5% 1/1/25	1,435	1,545
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (b)	7,780	7,674
Series 2020, 0.7%, tender 6/1/25 (b)	9,665	9,167
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	6,615	6,532
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	715	756
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	1,480	1,495
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,130	1,222
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (b)	10,000	10,018
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (c)	705	711
5% 7/1/22 (c)	690	696
5% 7/1/23 (c)	555	576
5% 7/1/23 (c)	505	524
5% 7/1/24 (c)	1,750	1,854
5% 7/1/24 (c)	1,000	1,056
5% 7/1/25 (c)	1,250	1,349
5% 7/1/25 (c)	1,350	1,452
5% 7/1/26 (c)	1,500	1,646
5% 7/1/26 (c)	1,460	1,597
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 D, 1.125%, tender 12/1/26 (b)	10,810	10,171
Series 2018, 2.75%, tender 12/1/22 (b)	10,100	10,177
Series 2022, 2%, tender 12/1/27 (b)	3,145	3,047
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012, 5% 9/15/22	3,365	3,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/23 (Escrowed to Maturity)	980	1,023
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,624
Series 2017 A, 5% 2/15/24	1,955	2,065
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	2,815	3,005
Texas Gen. Oblig. Series 2020 B:
3% 8/1/25 (c)	4,610	4,726
3% 8/1/26 (c)	4,845	4,994
4% 8/1/27 (c)	5,085	5,537
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	15,910	14,890
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,616
Wichita Falls Independent School District Series 2021:
4% 2/1/25	600	633
4% 2/1/26	850	911
4% 2/1/27	1,100	1,196
4% 2/1/28	900	989
TOTAL TEXAS		348,700
Utah - 0.6%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/27 (c)	510	568
Series 2018 A, 5% 7/1/26 (c)	2,550	2,795
Series 2021 B:
5% 7/1/24	250	266
5% 7/1/25	530	576
5% 7/1/26	1,150	1,272
5% 7/1/27	750	845
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	10,605	11,810
TOTAL UTAH		18,132
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (St. Michael's College Proj.) Series 2012, 5% 10/1/22	300	305
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	1,940	1,943
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/27 (c)	560	620
Series 2021 A:
5% 6/15/27 (c)	350	388
5% 6/15/28 (c)	425	475
5% 6/15/29 (c)	400	450
TOTAL VERMONT		4,181
Virginia - 0.9%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	546
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,437
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	1,500	1,500
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (b)	3,995	3,995
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	6,750	6,368
Norfolk Arpt. Auth. Series 2021 A:
5% 7/1/27	750	845
5% 7/1/28	1,000	1,142
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,261
5% 6/15/25	980	1,067
5% 6/15/26	1,680	1,869
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	945	945
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (b)	3,000	2,830
Series 2010 A, 1.2%, tender 5/31/24 (b)	1,725	1,687
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	800	799
TOTAL VIRGINIA		27,291
Washington - 2.6%
King County Hsg. Auth. Rev.:
Series 2019:
4% 11/1/24	1,075	1,127
4% 11/1/25	1,260	1,342
4% 11/1/30	1,575	1,728
Series 2021:
2% 12/1/23	775	774
3% 6/1/25	830	847
4% 12/1/28	375	408
4% 12/1/30	575	627
4% 12/1/31	450	490
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	18,985	18,117
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	775	803
Series 2015 B, 5% 3/1/25	450	482
Series 2016 B:
5% 10/1/22 (c)	2,445	2,489
5% 10/1/23 (c)	2,965	3,098
Series 2019:
5% 4/1/22 (c)	1,785	1,785
5% 4/1/23 (c)	1,985	2,049
5% 4/1/24 (c)	3,035	3,208
5% 4/1/25 (c)	2,700	2,915
Series 2021 C:
5% 8/1/24 (c)	3,290	3,499
5% 8/1/25 (c)	2,660	2,894
5% 8/1/26 (c)	3,655	4,054
5% 8/1/27 (c)	2,260	2,547
5% 8/1/28 (c)	6,320	7,195
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,545	1,466
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	660	713
5% 1/1/26	390	431
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,170	2,184
Washington Gen. Oblig. Series R 2021 A, 5% 6/1/23	1,670	1,735
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,565
5% 8/15/26	2,560	2,815
5% 8/15/27	2,425	2,710
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	4,575	4,801
Washington Hsg. Fin. Commission Series 2021 2N:
5% 12/1/25	915	1,010
5% 6/1/27	500	567
TOTAL WASHINGTON		82,475
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (b)(c)	5,650	5,394
Wisconsin - 1.9%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,217
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/22 (c)	1,440	1,472
5.25% 12/1/23 (c)	1,505	1,582
Milwaukee Gen. Oblig.:
Series 2018 N4, 5% 4/1/25	7,860	8,466
Series 2020 N4, 5% 4/1/23	10,000	10,313
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 5% 6/1/22	300	302
Roseman Univ. of Health Series 2018 A, 5% 12/1/27	1,085	1,150
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	575	619
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,379
Bonds:
Series 2018 B:
5%, tender 1/25/23 (b)	8,800	9,032
5%, tender 1/31/24 (b)	8,810	9,348
Series 2018 C1, 5%, tender 7/29/26 (b)	1,210	1,347
Series 2020 C, 5%, tender 2/15/27 (b)	5,000	5,550
Series 2019 A, 2.25% 11/1/26	1,000	1,003
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	1,550	1,557
Series 2021 C, 3% 9/1/52	2,225	2,235
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	400	385
0.81%, tender 5/1/25 (b)	1,335	1,261
TOTAL WISCONSIN		60,218
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	400
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3:
5% 6/1/22 (c)	1,625	1,635
5% 12/1/22 (c)	745	761
TOTAL WYOMING		2,796
TOTAL MUNICIPAL BONDS (Cost $3,171,241)		3,093,554

Municipal Notes - 2.6%
	Principal Amount (a) (000s)	Value ($) (000s)
New Jersey - 0.2%
Newark Gen. Oblig. BAN:
Series 2021 C, 1.25% 7/25/22	1,400	1,400
Series 2021:
1.25% 10/3/22	2,000	1,998
1.25% 10/3/22	2,040	2,038
TOTAL NEW JERSEY		5,436
New York - 2.4%
Elmira City School District BAN Series 2021, 1.5% 6/24/22	37,315	37,357
New York Metropolitan Trans. Auth. Rev. BAN Series 2019 D1, 5% 9/1/22	38,000	38,525
TOTAL NEW YORK		75,882
TOTAL MUNICIPAL NOTES (Cost $81,475)		81,318

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 0.47% (f)(g) (Cost $71,277)	71,267,755	71,280

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $3,323,993)	3,246,152
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(53,314)
NET ASSETS - 100.0%	3,192,838

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,872,000 or 0.4% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	23,947	332,815	285,482	30	-	-	71,280	4.0%
Total	23,947	332,815	285,482	30	-	-	71,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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